Total Debt (Details) (USD $)	12 Months Ended					0 Months Ended	12 Months Ended			12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Revolving Credit Facility [Member]	Dec. 31, 2011 Revolving Credit Facility [Member]	Nov. 02, 2010 Revolving Credit Facility [Member] London Interbank Offered Rate (LIBOR) [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] London Interbank Offered Rate (LIBOR) [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] London Interbank Offered Rate (LIBOR) [Member]	Oct. 31, 2010 Revolving Credit Facility [Member] London Interbank Offered Rate (LIBOR) [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] London Interbank Offered Rate (LIBOR) [Member] Debt Covenant, Net Worth, Sum [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] London Interbank Offered Rate (LIBOR) [Member] Minimum	Dec. 31, 2012 Revolving Credit Facility [Member] London Interbank Offered Rate (LIBOR) [Member] Maximum	Dec. 31, 2012 Line of Credit [Member]	Dec. 31, 2011 Line of Credit [Member]	Dec. 31, 2012 Convertible Notes Payable [Member]	Dec. 31, 2011 Convertible Notes Payable [Member]	Dec. 31, 2010 Convertible Notes Payable [Member]	Dec. 31, 2004 Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 0	$ 127,563,000		$ 0	$ 125,000,000								$ 0	$ 2,563,000
Current maturities of long-term debt	209,728,000	0		205,000,000	0								4,728,000	0
Total debt	209,728,000	127,563,000
Debt instrument, face amount							375,000,000		275,000,000									16,700,000
Loan origination fees	(67,000)	(155,000)	(421,000)			500,000
Amendment, decrease in pricing schedule									0.375%
Amendment, decrease in commitment fee									0.05%
Variable rate basis							LIBOR
Margin on variable rate											1.625%	3.125%
Commitment fee, unused capacity											0.25%	0.45%
Effective interest rate during period							1.87%	2.19%
Debt covenant, interest coverage ratio											3.5
Debt covenant, leverage ratio											3.25
Debt covenant, minimum net worth, base										350,000,000
Debt covenant, minimum net worth, percent of net income										50.00%
Debt covenant, minimum net worth, percent of net proceeds from future debt or equity offerings										100.00%
Remaining borrowing capacity							159,000,000
Shares acquired																		452,603
Issuance of common stock for convertible note payable, shares																452,603
Gain on conversion of debt															0	2,700,000	0
Interest Expense	4,531,000	8,924,000	6,179,000													1,400,000
Gain on long put option and short call option																	$ 800,000